Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
C000246767
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Range Global Coal Index ETF
C000246768
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Range Global LNG Ecosystem Index ETF
C000246769
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Range Global Offshore Oil Services Index ETF
C000246770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Range Nuclear Renaissance Index ETF
Without Sales Load [Member] | C000246767
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.69%)
Without Sales Load [Member] | C000246768
Average Annual Return [Line Items]
Average Annual Return, Percent	15.72%
Without Sales Load [Member] | C000246769
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.54%)
Without Sales Load [Member] | C000246770
Average Annual Return [Line Items]
Average Annual Return, Percent	84.04%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	20.69%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	20.69%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	20.69%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	20.69%